Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Apr. 29, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
Kellner Merger Fund | Class A
Risk/Return:
Trading Symbol	GAKAX
Kellner Merger Fund | Institutional Class
Risk/Return:
Trading Symbol	GAKIX
Kellner Event Fund | Class A
Risk/Return:
Trading Symbol	KEFAX
Kellner Event Fund | Institutional Class
Risk/Return:
Trading Symbol	KEFIX